Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Brands and trademarks	Franchise agreements	Software	Retail licenses	Total
Cost
Balance at December 31, 2023	81,900	10,000	5,556	750	98,206
Acquisition (note 5(a))	—	—	—	2,505	2,505
Additions	—	—	33	3,227	3,260
Balance at December 31, 2024	81,900	10,000	5,589	6,482	103,971
Balance at December 31, 2025	81,900	10,000	5,589	6,482	103,971

Accumulated amortization and impairment
Balance at December 31, 2023	20,447	3,061	1,549	—	25,057
Amortization	172	1,253	919	245	2,589
Impairment	15,000	—	—	—	15,000
Balance at December 31, 2024	35,619	4,314	2,468	245	42,646
Amortization	173	1,250	897	485	2,805
Balance at December 31, 2025	35,792	5,564	3,365	730	45,451

Net book value
Balance at December 31, 2024	46,281	5,686	3,121	6,237	61,325
Balance at December 31, 2025	46,108	4,436	2,224	5,752	58,520